EXPENDITURES (Tables)	12 Months Ended
Dec. 31, 2018
EXPENDITURES
Expenditures

Components by nature of the Company’s functional operating expenditure categories are as follows:

	For the year ended December 31, 2018
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$501	$139	$33	$5	$678
Depreciation	11	193	-	-	204
Consultants	62	72	17	-	151
Directors fees	143	-	-	-	143
Exploration and evaluation	-	1	-	-	1
Investor relations and marketing communications	7	7	803	2	819
Professional fees	342	-	-	-	342
Salaries	1,110	145	228	238	1,721
Share-based payments (non-cash) (Note 11(d))	2,254	106	437	235	3,032
Transfer agent and filing fees	162	-	8	-	170
Travel and accommodation	100	101	108	25	334
Operating expenditures total	$4,692	$764	$1,634	$505	$7,595
Write-down of mineral properties (non-cash) (Note 6)					4,181
Loss from operational activities					$11,776

	For the year ended December 31, 2017
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$485	$-	$-	$-	$485
Depreciation	67	228	-	-	295
Consultants	5	115	-	11	131
Directors fees	142	-	-	-	142
Exploration and evaluation	-	67	-	-	67
Investor relations and marketing communications	-	-	2,015	35	2,050
Professional fees	570	39	-	-	609
Salaries	712	41	240	56	1,049
Share-based payments (non-cash) (Note 11(d))	3,401	1,130	728	238	5,497
Transfer agent and filing fees	452	-	-	-	452
Travel and accommodation	76	138	301	-	515
Operating expenditures total	$5,910	$1,758	$3,284	$340	$11,292
Write-down of mineral properties (non-cash) (Note 6)					-
Loss from operational activities					$11,292